Financial Risks - Translation Exposure (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD
Financial Risks
Negative impact on profit after tax and equity of transaction exposure	kr 49	kr 9,624	kr 22,402
Translation exposure due to translation of earnings and net assets	kr 85,240	kr 48,771
Translation exposure (as a percent)	10.00%	10.00%	10.00%
Positive impact on equity	kr 8,524	kr 4,877
Translation exposure due to translation of foreign trade debt	24,606	19,377
Negative impact on profit after tax and equity of translation exposure	kr 2,461	kr 1,938
EUR
Financial Risks
Impact of profit after tax and equity (as a percent)	10.00%	10.00%	10.00%
Negative impact on profit after tax and equity of transaction exposure	kr 29,332	kr 23,132	kr 909
Translation exposure due to translation of earnings and net assets	kr 391,568	kr 446,646
Translation exposure (as a percent)	10.00%	10.00%
Positive impact on equity	kr 39,157	kr 44,665
Translation exposure due to translation of foreign trade debt	68,391	80,655
Negative impact on profit after tax and equity of translation exposure	6,839	8,065
CHF
Financial Risks
Translation exposure due to translation of earnings and net assets	kr 794,449	kr 537,550
Translation exposure (as a percent)	10.00%	10.00%
Negative impact on equity	kr 79,445	kr 53,755